Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade and other non-current payables [abstract]
Other payables (Note 32, Note 35)	¥ 181,155	$ 25,502	¥ 189,366